Offerings - Offering: 1	May 14, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 318,503,131.84
Amount of Registration Fee	$ 43,985.28
Offering Note	(1) Calculated as the aggregate maximum purchase price for shares of beneficial interest, based upon the net asset value per share as of March 31, 2026, of $22.38. This amount is based upon the offer to purchase up to 14,236,410 common shares of beneficial interest, par value $0.01 per share, of Oaktree Strategic Credit Fund. The fee of $43,985.28 was paid in connection with the filing of the Schedule TO-I and the amendment to Schedule TO-I by Oaktree Strategic Credit Fund (File No. 005-93598) on February 17, 2026 and March 27, 2026, respectively. (2) Calculated at $138.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Section 6(b) Filing Fee Rate Advisory for Fiscal Year 2026.